Consolidated statement of comprehensive income - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2023		Dec. 31, 2022		Dec. 31, 2021
Statement of comprehensive income [abstract]
Profit for the year	£ 5,518		£ 3,923	[1],[2],[3]	£ 5,885	[2]
Post-retirement defined benefit scheme remeasurements:
Remeasurements before tax	(1,633)		(3,012)	[4]	1,720
Tax	428		860	[4]	(658)
Other comprehensive income, net of tax, gains (losses) on remeasurements of defined benefit plans	(1,205)		(2,152)	[4]	1,062
Movements in revaluation reserve in respect of equity shares held at fair value through other comprehensive income:
Change in fair value	(54)		44	[4]	61
Tax	(3)		3	[4]	(4)
Other comprehensive income, net of tax, gains (losses) from investments in equity instruments	(57)		47	[4]	57
Gains and losses attributable to own credit risk:
(Losses) gains before tax	(234)		519	[4]	(86)
Tax	66		(155)	[4]	34
Other comprehensive income, net of tax, change in fair value of financial liability attributable to change in credit risk of liability	(168)		364	[4]	(52)
Movements in revaluation reserve in respect of debt securities held at fair value through other comprehensive income:
Change in fair value	(40)		(133)	[4]	133
Income statement transfers in respect of disposals	(122)		(92)	[4]	2
Income statement transfers in respect of impairment	(2)		6	[4]	(2)
Tax	47		62	[4]	(25)
Other comprehensive income, net of tax, financial assets measured at fair value through other comprehensive income	(117)		(157)	[4]	108
Movements in cash flow hedging reserve:
Effective portion of changes in fair value taken to other comprehensive income	545		(6,990)	[4]	(2,279)
Net income statement transfers	1,838		43	[4]	(621)
Tax	(673)		1,928	[4]	814
Other comprehensive income, net of tax, cash flow hedges	1,710		(5,019)	[4]	(2,086)
Movements in foreign currency translation reserve:
Currency translation differences (tax: £nil)	(53)		116	[4]	(39)
Transfers to income statement (tax: £nil)	0		(31)	[4]	0
Increase (decrease) through foreign exchange and other movements, financial assets	(53)		85	[1]	(39)
Total other comprehensive income (loss) for the year, net of tax	110		(6,832)	[4]	(950)
Total comprehensive income (loss) for the year	5,628	[5]	(2,909)	[4]	4,935
Comprehensive income attributable to [abstract]
Total comprehensive income (loss) attributable to ordinary shareholders	5,043		(3,443)	[4]	4,405
Total comprehensive income attributable to other equity holders	527		438	[4]	429
Total comprehensive income (loss) attributable to equity holders	5,570		(3,005)	[4]	4,834
Total comprehensive income attributable to non-controlling interests	£ 58		£ 96	[4]	£ 101

[1]	1 Restated for the adoption of IFRS 17; see notes 1 and 54.
[2]	2 Restated for presentational changes; see note 1.
[3]	1 Restated for the adoption of IFRS 17; see notes 1 and 54.
[4]	1 Restated for the adoption of IFRS 17; see notes 1 and 54.
[5]	1 Total comprehensive income attributable to owners of the parent was a surplus of £5,570 million (2022: loss of £3,005 million; 2021: surplus of £4,834 million).